Distribution Date: Nov 27, 2006
DISTRIBUTION PACKAGE
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
N/A
Aurora Loan Services Inc
October 25, 2006
September 29, 2006
September 01, 2006
Lehman Brothers Inc.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Date
27-Nov-06
Determination Date 20-Nov-06 Accrual Periods: Begin End
Record Date - X, P, R 31-Oct-06 Libor Certificates 10/25/2006 11/26/2006
Record Date - others 24-Nov-06 Others 10/1/2006 10/31/2006
Payment Detail:
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Amounts
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Recovered
Amount
Balance
A1 5.50000% $377,245,000.00 $374,968,019.14 $5,670,765.33 $1,890,463.76 $7,561,229.09 N/A N/A $369,297,253.81
A2 5.38000% $216,842,000.00 $214,059,364.17 $10,325,273.78 $1,055,669.43 $11,380,943.21 N/A N/A $203,734,090.39
A3 5.48000% $69,102,000.00 $69,102,000.00 $0.00 $347,122.38 $347,122.38 N/A N/A $69,102,000.00
A4 5.63000% $29,013,000.00 $29,013,000.00 $0.00 $149,731.26 $149,731.26 N/A N/A $29,013,000.00
M1 5.58000% $37,475,000.00 $37,475,000.00 $0.00 $191,684.63 $191,684.63 0.00 $0.00 $37,475,000.00
M2 5.65000% $27,998,000.00 $27,998,000.00 $0.00 $145,006.31 $145,006.31 0.00 $0.00 $27,998,000.00
M3 5.67000% $16,368,000.00 $16,368,000.00 $0.00 $85,072.68 $85,072.68 0.00 $0.00 $16,368,000.00
M4 5.73000% $14,214,000.00 $14,214,000.00 $0.00 $74,659.04 $74,659.04 0.00 $0.00 $14,214,000.00
M5 5.75000% $12,922,000.00 $12,922,000.00 $0.00 $68,109.71 $68,109.71 0.00 $0.00 $12,922,000.00
M6 5.79000% $10,769,000.00 $10,769,000.00 $0.00 $57,156.47 $57,156.47 0.00 $0.00 $10,769,000.00
M7 6.12000% $9,046,000.00 $9,046,000.00 $0.00 $50,748.06 $50,748.06 0.00 $0.00 $9,046,000.00
M8 6.62000% $6,030,000.00 $6,030,000.00 $0.00 $36,592.05 $36,592.05 0.00 $0.00 $6,030,000.00
M9 6.68361% $8,615,000.00 $8,615,000.00 $0.00 $60,570.63 $60,570.63 0.00 $0.00 $8,615,000.00
B 6.68361% $10,337,000.00 $10,337,000.00 $0.00 $74,099.06 $74,099.06 0.00 $0.00 $10,337,000.00
X N/A $15,507,143.84 $15,507,143.84 $0.00 $953,137.74 $953,137.74 N/A $0.00 $15,507,143.84
P N/A $100.00 $100.00 $0.00 $139,660.84 $139,660.84 N/A N/A $100.00
R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
LT-R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $861,483,243.84 $856,423,627.15 $15,996,039.11 $5,379,484.05 $21,375,523.16 $0.00 $0.00 $840,427,588.04
(1) Reflects the application of Net Funds Cap
Amounts Per 1,000:
Applied
Beginning
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
A1 055682AA6 $993.96418545 $15.03204901 $5.01123609 $0.00000000 $978.93213644 LIBOR 5.32000%
A2 055682AB4 $987.16744989 $47.61657695 $4.86838080 $0.00000000 $939.55087294 Swap Libor 5.32000%
A3 055682AC2 $1,000.00000000 $0.00000000 $5.02333333 $0.00000000 $1,000.00000000
A4 055682AD0 $1,000.00000000 $0.00000000 $5.16083342 $0.00000000 $1,000.00000000
M1 055682AE8 $1,000.00000000 $0.00000000 $5.11500013 $0.00000000 $1,000.00000000
M2 055682AF5 $1,000.00000000 $0.00000000 $5.17916673 $0.00000000 $1,000.00000000
M3 055682AG3 $1,000.00000000 $0.00000000 $5.19750000 $0.00000000 $1,000.00000000
M4 055682AH1 $1,000.00000000 $0.00000000 $5.25250035 $0.00000000 $1,000.00000000
M5 055682AJ7 $1,000.00000000 $0.00000000 $5.27083346 $0.00000000 $1,000.00000000
M6 055682AK4 $1,000.00000000 $0.00000000 $5.30750023 $0.00000000 $1,000.00000000
M7 055682AL2 $1,000.00000000 $0.00000000 $5.61000000 $0.00000000 $1,000.00000000
M8 055682AM0 $1,000.00000000 $0.00000000 $6.06833333 $0.00000000 $1,000.00000000
M9 055682AN8 $1,000.00000000 $0.00000000 $7.03083343 $0.00000000 $1,000.00000000
B 055682AP3 $1,000.00000000 $0.00000000 $7.16833317 $0.00000000 $1,000.00000000
BNC Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-1

Contact:
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Date
27-Nov-06
BNC Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-1
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Interest
A1 5.50000% $1,890,463.76 $0.00 $0.00 $0.00 $0.00 N/A $1,890,463.76 $0.00
A2 5.38000% $1,055,669.43 $0.00 $0.00 $0.00 $0.00 N/A $1,055,669.43 $0.00
A3 5.48000% $347,122.38 $0.00 $0.00 $0.00 $0.00 N/A $347,122.38 $0.00
A4 5.63000% $149,731.26 $0.00 $0.00 $0.00 $0.00 N/A $149,731.26 $0.00
M1 5.58000% $191,684.63 $0.00 $0.00 $0.00 $0.00 $0.00 $191,684.63 $0.00
M2 5.65000% $145,006.31 $0.00 $0.00 $0.00 $0.00 $0.00 $145,006.31 $0.00
M3 5.67000% $85,072.68 $0.00 $0.00 $0.00 $0.00 $0.00 $85,072.68 $0.00
M4 5.73000% $74,659.04 $0.00 $0.00 $0.00 $0.00 $0.00 $74,659.04 $0.00
M5 5.75000% $68,109.71 $0.00 $0.00 $0.00 $0.00 $0.00 $68,109.71 $0.00
M6 5.79000% $57,156.47 $0.00 $0.00 $0.00 $0.00 $0.00 $57,156.47 $0.00
M7 6.12000% $50,748.06 $0.00 $0.00 $0.00 $0.00 $0.00 $50,748.06 $0.00
M8 6.62000% $36,592.05 $0.00 $0.00 $0.00 $0.00 $0.00 $36,592.05 $0.00
M9 7.67000% $52,781.06 $0.00 $7,789.57 $7,789.57 $0.00 $0.00 $60,570.63 $0.00
B 7.82000% $63,331.15 $0.00 $10,767.91 $10,767.91 $0.00 $0.00 $74,099.06 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon (subject to Net Funds Cap)
(2) Includes Deferred Amounts Paid below (Deferred Amounts = unpaid / unrecovered Applied Loss Amounts)
Applied Loss Detail:
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
M1 $0.00 $0.00 $0.00 $0.00 $0.00
M2 $0.00 $0.00 $0.00 $0.00 $0.00
M3 $0.00 $0.00 $0.00 $0.00 $0.00
M4 $0.00 $0.00 $0.00 $0.00 $0.00
M5 $0.00 $0.00 $0.00 $0.00 $0.00
M6 $0.00 $0.00 $0.00 $0.00 $0.00
M7 $0.00 $0.00 $0.00 $0.00 $0.00
M8 $0.00 $0.00 $0.00 $0.00 $0.00
M9 $0.00 $0.00 $0.00 $0.00 $0.00
B $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Date
27-Nov-06
BNC Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-1
Supplemental Interest Trust (Swap Account):
Basis Risk Account:
Begininning Balance 1,000.00 Beginning Balance 1,000.00
Deposit: Investment Income 0.00 Deposit: Investment Income 0.00
Deposit: Net Counterparty Payment 0.00 Deposit : required deposit from waterfall 18,557.48
Deposit: Counterparty Termination Payment 0.00 Withdrawal: for Basis Risk shortfalls 18,557.48
Deposits: remaining amounts from Waterfall 953,137.74 Withdrawal: to the Swap Account 0.00
Deposits: excess funds from Basis Risk Reserve Fund 0.00 Ending Balance 1,000.00
Deposit / Withdrawal : Net Trust Payment to Counterparty 127,852.22
Deposit / Withdrawal : Trust Termination Payment to Counterparty (0.00)
Miscellaneous:
Withdrawal : to pay interest on certificates 0.00 Cumulative Recoveries 0.00
Withdrawal : to Principal Remittance, Net Realized Losses 0.00 Funds Shortfall 0.00
Withdrawal : to pay Deferred Amounts 0.00 FPD Premiums 0.00
Withdrawal : to pay Basis Risk Shortfalls 0.00 A) Advances required to be made by Servicer 5,782,346.49
Withdrawal : to X, remaining amounts 953,137.74 B) Advances actually made by Servicer 5,782,346.49
Ending Balance 1,000.00 C) Excess of A over B 0.00
Swap Notional Balance 820,442,000.00
Reconciliation:
Swap Payment made by the swap provider to the trust 4,001,022.15 Available funds (A):
Swap Payment made by the trust to the swap provider 4,128,874.37 Servicer remittance 21,510,512.24
Net Funds from Basis Risk account 0.00
Supplemental Interest Trust (Interest Rate Cap Account):
Swap Payments to Trust from Swap Counterparty 0.00
Begininning Balance 1,000.00 21,510,512.24
Deposit into Cap Account: 0.00
Withdrawal : to pay interest on certificates 0.00 Distributions (B):
Withdrawal : to Principal Remittance, Net Realized Losses 0.00 Credit Risk Manager's Fee 7,136.86
Withdrawal : to pay Deferred Amounts 0.00 Payments to Counterparty from Swap Trust 127,852.22
Withdrawal : to pay Basis Risk Shortfalls 0.00 Total interest distributed 5,379,484.05
Withdrawal : to X, remaining amounts 0.00 Total principal distributed 15,996,039.11
Ending Balance 1,000.00 21,510,512.24
(A) - (B): 0.00
ACCOUNT ACTIVITY

Contact:
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Date
27-Nov-06
BNC Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-1
Trigger Event:
Overcollateralization:
Relevant information: Ending Overcollateralization Amount 15,507,243.84
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 578,869.42 Target Overcollateralization Amount 15,507,243.84
B) Ending Collateral Balance 840,427,588.04 Ending Overcollateralization deficiency amount 0.00
C) Current Delinquency Rate (A/B) 0.069% Overcollateralization release amount 0.00
D) Rolling Three Month Delinquency % 0.034%
E) Applicable Delinq Limit % (40.65% of Snr Enh %) 8.188%
F) Cumulative Realized Losses 0.00
Excess interest distributions:
G) Original Collateral Balance 861,483,243.84 Excess available interest (includes OC release) (A): 971,695.22
H) Cumulative Loss % ( G / H) 0.000%
I) Applicable Cumulative Loss Limit % (not applicable until 10/2008) N/A 1) as additional principal to certificates 0.00
2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
A Trigger Event will occur if either (1) or (2) is True: 3) Basis Risk Payments 18,557.48
1) Rolling Three Month Delinq % >= Limit ( D > = E ) NO 4) To Class P 0.00
2) Cumultive Loss % exceeds applicable limit % ( H > I ) NO 5) to Swap Account 953,137.74
NO
6) Remaining Amounts to LT-R 0.00
(B): 971,695.22
Stepdown Date:
Relevant information:
(A)-(B): 0.00
Senior Enhancement Percentage 20.142%
Senior Enhancement Percentage for purposes of Stepdown 20.142%
The later to occur of:
1) First payment date when Seniors are reduced to zero.
NO
2) later of (x) October 2009 NO
(y) Date when Senior Enhancement % >= 39.30%.
NO
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Nov 27, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
856,423,627.15
15,996,039.11
0.00
840,427,588.04
296,421.64
14,733,825.97
165,946.39
0.00
799,845.11
15,996,039.11
5,877,061.20
502,248.91
0.00
0.00
0.00
0.00
0.00
5,374,812.29
139,660.84
0.00
21,510,512.24
3,864
3,813
0.9755588330
8.23480%
7.53107%
12.99747%
0.00
0.00
0.00
0.00
4,538,473.52
15
2
0.00
0.00
356,843.28
145,405.63
0.00
0.00
0.00
0.00
467,224,987.35
5,670,765.33
0.00
461,554,222.02
175,568.83
5,478,286.89
16,909.61
0.00
0.00
5,670,765.33
3,201,865.42
285,176.00
0.00
0.00
0.00
0.00
0.00
2,916,689.42
71,179.29
0.00
8,658,634.04
2,494
2,470
0.9830719641
8.22353%
7.49112%
12.92837%
0.00
0.00
0.00
0.00
2,199,640.38
9
0
0.00
0.00
194,677.05
90,498.95
0.00
0.00
0.00
0.00
389,198,639.80
10,325,273.78
0.00
378,873,366.02
120,852.81
9,255,539.08
149,036.78
0.00
799,845.11
10,325,273.78
2,675,195.78
217,072.91
0.00
0.00
0.00
0.00
0.00
2,458,122.87
68,481.55
0.00
12,851,878.20
1,370
1,343
0.9665598578
8.24832%
7.57903%
13.08043%
0.00
0.00
0.00
0.00
2,338,833.14
6
2
0.00
0.00
162,166.23
54,906.68
0.00
0.00
0.00
0.00

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
850 52,869,123.06 6.29% 644 38,079,018.14 8.25% 206 14,790,104.92 3.90%
100K to 199.99K
1,176 177,126,939.64 21.08% 824 125,164,074.00 27.12% 352 51,962,865.64 13.72%
200K to 299.99K
823 205,659,783.34 24.47% 577 144,319,457.72 31.27% 246 61,340,325.62 16.19%
300K to 399.99K
536 186,034,392.40 22.14% 363 126,280,064.43 27.36% 173 59,754,327.97 15.77%
400K to 499.99K
238 106,260,971.48 12.64% 53 22,753,233.14 4.93% 185 83,507,738.34 22.04%
500K to 599.99K
139 75,589,745.89 8.99% 8 4,325,726.84 0.94% 131 71,264,019.05 18.81%
600K to 699.99K
31 20,058,562.40 2.39% 1 632,647.75 0.14% 30 19,425,914.65 5.13%
700K to 799.99K
12 8,920,942.08 1.06% 0 0.00 0.00% 12 8,920,942.08 2.35%
800K to 899.99K
5 4,118,236.84 0.49% 0 0.00 0.00% 5 4,118,236.84 1.09%
900K to 999.99K
1 920,000.00 0.11% 0 0.00 0.00% 1 920,000.00 0.24%
1100K to 1199.99K
1 1,190,000.00 0.14% 0 0.00 0.00% 1 1,190,000.00 0.31%
1600K to 1699.99K
1 1,678,890.91 0.20% 0 0.00 0.00% 1 1,678,890.91 0.44%
Total
3,813
840,427,588.04
100.00%
2,470
461,554,222.02
100.00%
1,343
378,873,366.02
100.00%
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
160.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1100K to 1199.99K 1600K to 1699.99K
Balance

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.50% - 5.99%
21 6,104,539.65 0.73% 17 4,616,033.06 1.00% 4 1,488,506.59 0.39%
6.00% - 6.49%
38 12,316,483.40 1.47% 26 6,866,851.38 1.49% 12 5,449,632.02 1.44%
6.50% - 6.99%
343 102,590,357.56 12.21% 195 48,045,835.84 10.41% 148 54,544,521.72 14.40%
7.00% - 7.49%
424 114,401,495.52 13.61% 262 60,158,243.18 13.03% 162 54,243,252.34 14.32%
7.50% - 7.99%
717 191,400,510.05 22.77% 457 104,326,267.37 22.60% 260 87,074,242.68 22.98%
8.00% - 8.49%
465 108,044,795.98 12.86% 327 67,150,413.68 14.55% 138 40,894,382.30 10.79%
8.50% - 8.99%
554 129,237,985.14 15.38% 396 80,394,377.17 17.42% 158 48,843,607.97 12.89%
9.00% - 9.49%
321 67,326,776.46 8.01% 235 43,183,077.48 9.36% 86 24,143,698.98 6.37%
9.50% - 9.99%
237 44,185,308.69 5.26% 115 17,819,022.92 3.86% 122 26,366,285.77 6.96%
10.00% - 10.49%
141 19,545,339.59 2.33% 72 7,988,841.28 1.73% 69 11,556,498.31 3.05%
10.50% - 10.99%
143 17,213,723.71 2.05% 70 5,380,484.48 1.17% 73 11,833,239.23 3.12%
11.00% - 11.49%
105 8,746,039.29 1.04% 61 3,315,619.79 0.72% 44 5,430,419.50 1.43%
11.50% - 11.99%
170 11,602,070.40 1.38% 121 6,448,596.40 1.40% 49 5,153,474.00 1.36%
12.00% - 12.49%
99 5,658,811.56 0.67% 87 4,414,965.61 0.96% 12 1,243,845.95 0.33%
12.50% - 12.99%
35 2,053,351.04 0.24% 29 1,445,592.38 0.31% 6 607,758.66 0.16%
Total
3,813
840,427,588.04
100.00%
2,470
461,554,222.02
100.00%
1,343
378,873,366.02
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.22%
Group 2 Weighted Average Rate: 8.23%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
4.00% - 4.99%
353 102,939,850.82 15.74% 227 50,454,467.14 14.10% 126 52,485,383.68 17.72%
5.00% - 5.99%
1,323 336,551,391.92 51.45% 903 197,505,138.14 55.18% 420 139,046,253.78 46.94%
6.00% - 6.99%
890 214,686,510.14 32.82% 531 109,986,370.88 30.73% 359 104,700,139.26 35.34%
Total
2,566
654,177,752.88
100.00%
1,661
357,945,976.16
100.00%
905
296,231,776.72
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 5.80%
Group 2 Weighted Average Margin: 5.78%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.00% - 5.99%
21 6,104,539.65 0.93% 17 4,616,033.06 1.29% 4 1,488,506.59 0.50%
6.00% - 6.99%
230 73,450,106.85 11.23% 143 35,469,981.19 9.91% 87 37,980,125.66 12.82%
7.00% - 7.99%
836 236,028,265.10 36.08% 543 125,682,920.28 35.11% 293 110,345,344.82 37.25%
8.00% - 8.99%
840 204,660,534.03 31.29% 605 126,890,269.82 35.45% 235 77,770,264.21 26.25%
9.00% - 9.99%
472 103,117,982.54 15.76% 296 55,716,763.33 15.57% 176 47,401,219.21 16.00%
10.00% - 10.99%
142 26,804,817.59 4.10% 49 8,440,607.84 2.36% 93 18,364,209.75 6.20%
11.00% - 11.99%
20 3,523,351.40 0.54% 5 869,561.69 0.24% 15 2,653,789.71 0.90%
12.00% - 12.99%
5 488,155.72 0.07% 3 259,838.95 0.07% 2 228,316.77 0.08%
Total
2,566
654,177,752.88
100.00%
1,661
357,945,976.16
100.00%
905
296,231,776.72
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 8.16%
Group 2 Weighted Average Lifetime Rate Floor: 8.24%

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
12.00% - 12.99%
21 6,104,539.65 0.93% 17 4,616,033.06 1.29% 4 1,488,506.59 0.50%
13.00% - 13.99%
230 73,450,106.85 11.23% 143 35,469,981.19 9.91% 87 37,980,125.66 12.82%
14.00% - 14.99%
836 236,028,265.10 36.08% 543 125,682,920.28 35.11% 293 110,345,344.82 37.25%
15.00% - 15.99%
840 204,660,534.03 31.29% 605 126,890,269.82 35.45% 235 77,770,264.21 26.25%
16.00% - 16.99%
472 103,117,982.54 15.76% 296 55,716,763.33 15.57% 176 47,401,219.21 16.00%
17.00% - 17.99%
142 26,804,817.59 4.10% 49 8,440,607.84 2.36% 93 18,364,209.75 6.20%
18.00% - 18.99%
20 3,523,351.40 0.54% 5 869,561.69 0.24% 15 2,653,789.71 0.90%
19.00% - 19.99%
5 488,155.72 0.07% 3 259,838.95 0.07% 2 228,316.77 0.08%
Total
2,566
654,177,752.88
100.00%
1,661
357,945,976.16
100.00%
905
296,231,776.72
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 15.16%
Group 2 Weighted Average Lifetime Rate Ceiling: 15.24%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
2,566 654,177,752.88 100.00% 1,661 357,945,976.16 100.00% 905 296,231,776.72 100.00%
Total
2,566
654,177,752.88
100.00%
1,661
357,945,976.16
100.00%
905
296,231,776.72
100.00%
Frequency of Interest Rate Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
2,566 654,177,752.88 100.00% 1,661 357,945,976.16 100.00% 905 296,231,776.72 100.00%
Total
2,566
654,177,752.88
100.00%
1,661
357,945,976.16
100.00%
905
296,231,776.72
100.00%
Frequency of Payment Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6 Month LIBOR
2,566 654,177,752.88 100.00% 1,661 357,945,976.16 100.00% 905 296,231,776.72 100.00%
Total
2,566
654,177,752.88
100.00%
1,661
357,945,976.16
100.00%
905
296,231,776.72
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2 Units
230 58,618,517.14 6.97% 142 32,116,509.22 6.96% 88 26,502,007.92 6.99%
3 Units
25 8,630,050.06 1.03% 17 5,227,599.95 1.13% 8 3,402,450.11 0.90%
4 Units
11 3,904,250.90 0.46% 8 3,221,394.74 0.70% 3 682,856.16 0.18%
Condominium
277 49,421,698.34 5.88% 195 29,150,385.22 6.32% 82 20,271,313.12 5.35%
Planned Unit Development
468 112,651,959.48 13.40% 280 54,526,444.80 11.81% 188 58,125,514.68 15.34%
Single Family
2,802 607,201,112.12 72.25% 1,828 337,311,888.09 73.08% 974 269,889,224.03 71.23%
Total
3,813
840,427,588.04
100.00%
2,470
461,554,222.02
100.00%
1,343
378,873,366.02
100.00%
Property Type
Type

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2006
3,813 840,427,588.04 100.00% 2,470 461,554,222.02 100.00% 1,343 378,873,366.02 100.00%
Total
3,813
840,427,588.04
100.00%
2,470
461,554,222.02
100.00%
1,343
378,873,366.02
100.00%
Year of First Payment Date
Year
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
10.00%-14.99%
2 75,869.98 0.01% 1 49,922.15 0.01% 1 25,947.83 0.01%
15.00%-19.99%
13 810,883.61 0.10% 10 576,303.97 0.12% 3 234,579.64 0.06%
20.00%-24.99%
507 32,553,931.24 3.87% 385 19,376,656.45 4.20% 122 13,177,274.79 3.48%
25.00%-29.99%
13 1,598,222.63 0.19% 11 1,183,222.37 0.26% 2 415,000.26 0.11%
30.00%-34.99%
18 2,252,131.76 0.27% 12 1,407,675.26 0.30% 6 844,456.50 0.22%
35.00%-39.99%
21 2,843,459.76 0.34% 16 2,385,331.92 0.52% 5 458,127.84 0.12%
40.00%-44.99%
30 5,014,019.72 0.60% 23 4,166,276.85 0.90% 7 847,742.87 0.22%
45.00%-49.99%
47 7,377,161.70 0.88% 41 6,625,313.99 1.44% 6 751,847.71 0.20%
50.00%-54.99%
65 12,398,564.65 1.48% 47 9,287,344.14 2.01% 18 3,111,220.51 0.82%
55.00%-59.99%
74 16,443,731.04 1.96% 55 12,603,313.37 2.73% 19 3,840,417.67 1.01%
60.00%-64.99%
116 25,452,130.78 3.03% 76 16,476,919.26 3.57% 40 8,975,211.52 2.37%
65.00%-69.99%
150 34,603,251.80 4.12% 106 23,746,921.24 5.14% 44 10,856,330.56 2.87%
70.00%-74.99%
193 44,592,555.58 5.31% 132 29,173,744.51 6.32% 61 15,418,811.07 4.07%
75.00%-79.99%
274 66,805,219.70 7.95% 174 40,446,199.01 8.76% 100 26,359,020.69 6.96%
80.00%-84.99%
1,081 273,224,909.33 32.51% 566 118,095,486.37 25.59% 515 155,129,422.96 40.94%
85.00%-89.99%
422 101,152,056.62 12.04% 301 64,135,087.87 13.90% 121 37,016,968.75 9.77%
90.00%-94.99%
482 131,104,045.47 15.60% 331 72,743,261.12 15.76% 151 58,360,784.35 15.40%
95.00%-99.99%
193 52,287,901.93 6.22% 134 30,183,689.65 6.54% 59 22,104,212.28 5.83%
100.0%-105.0%
111 29,792,657.41 3.54% 48 8,846,669.19 1.92% 63 20,945,988.22 5.53%
5.00%- 9.99%
1 44,883.33 0.01% 1 44,883.33 0.01% 0 0.00 0.00%
Total
3,813
840,427,588.04
100.00%
2,470
461,554,222.02
100.00%
1,343
378,873,366.02
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 77
Group 2 Weighted Average LTV: 80
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
37 4,043,481.17 0.48% 19 2,271,994.91 0.49% 18 1,771,486.26 0.47%
217 - 240
22 2,612,727.63 0.31% 15 1,538,210.46 0.33% 7 1,074,517.17 0.28%
337 - 360
2,533 511,737,595.97 60.89% 1,584 260,238,179.09 56.38% 949 251,499,416.88 66.38%
457 - 480
1,221 322,033,783.27 38.32% 852 197,505,837.56 42.79% 369 124,527,945.71 32.87%
Total
3,813
840,427,588.04
100.00%
2,470
461,554,222.02
100.00%
1,343
378,873,366.02
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 407
Group 2 Weighted Average Remaining Amortization Months: 395

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
533 35,949,213.81 4.28% 395 21,239,453.14 4.60% 138 14,709,760.67 3.88%
217 - 240
22 2,612,727.63 0.31% 15 1,538,210.46 0.33% 7 1,074,517.17 0.28%
337 - 360
3,258 801,865,646.60 95.41% 2,060 438,776,558.42 95.07% 1,198 363,089,088.18 95.83%
Total
3,813
840,427,588.04
100.00%
2,470
461,554,222.02
100.00%
1,343
378,873,366.02
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 348
Group 2 Weighted Average Remaining Months: 350
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
37 4,043,481.17 0.48% 19 2,271,994.91 0.49% 18 1,771,486.26 0.47%
217 - 240
22 2,612,727.63 0.31% 15 1,538,210.46 0.33% 7 1,074,517.17 0.28%
337 - 360
2,533 511,737,595.97 60.89% 1,584 260,238,179.09 56.38% 949 251,499,416.88 66.38%
457 - 480
1,221 322,033,783.27 38.32% 852 197,505,837.56 42.79% 369 124,527,945.71 32.87%
Total
3,813
840,427,588.04
100.00%
2,470
461,554,222.02
100.00%
1,343
378,873,366.02
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 410
Group 2 Weighted Average Original Amortization Months: 398
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
533 35,949,213.81 4.28% 395 21,239,453.14 4.60% 138 14,709,760.67 3.88%
217 - 240
22 2,612,727.63 0.31% 15 1,538,210.46 0.33% 7 1,074,517.17 0.28%
337 - 360
3,258 801,865,646.60 95.41% 2,060 438,776,558.42 95.07% 1,198 363,089,088.18 95.83%
Total
3,813
840,427,588.04
100.00%
2,470
461,554,222.02
100.00%
1,343
378,873,366.02
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 351
Group 2 Weighted Average Original Remaining Months: 353

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALASKA
14 2,751,582.73 0.33% 13 2,512,276.02 0.54% 1 239,306.71 0.06%
ARIZONA
280 48,956,908.60 5.83% 193 30,452,026.45 6.60% 87 18,504,882.15 4.88%
ARKANSAS
4 204,933.73 0.02% 3 158,670.08 0.03% 1 46,263.65 0.01%
CALIFORNIA
1,136 341,141,550.61 40.59% 654 161,461,882.57 34.98% 482 179,679,668.04 47.42%
COLORADO
32 5,521,483.82 0.66% 27 4,214,171.07 0.91% 5 1,307,312.75 0.35%
CONNECTICUT
51 8,039,928.92 0.96% 34 4,913,808.14 1.06% 17 3,126,120.78 0.83%
DELAWARE
7 1,539,272.81 0.18% 7 1,539,272.81 0.33% 0 0.00 0.00%
DISTRICT OF COLUMBIA
19 4,989,809.07 0.59% 10 1,934,178.69 0.42% 9 3,055,630.38 0.81%
FLORIDA
351 63,654,688.86 7.57% 230 37,408,175.70 8.10% 121 26,246,513.16 6.93%
GEORGIA
54 7,261,051.34 0.86% 42 5,504,663.65 1.19% 12 1,756,387.69 0.46%
HAWAII
57 19,055,162.21 2.27% 32 9,218,834.89 2.00% 25 9,836,327.32 2.60%
IDAHO
13 1,901,362.47 0.23% 8 1,039,708.17 0.23% 5 861,654.30 0.23%
ILLINOIS
329 60,739,309.26 7.23% 237 38,797,776.39 8.41% 92 21,941,532.87 5.79%
INDIANA
29 2,628,503.78 0.31% 23 2,107,307.65 0.46% 6 521,196.13 0.14%
IOWA
5 262,392.14 0.03% 3 178,508.87 0.04% 2 83,883.27 0.02%
KANSAS
6 1,096,286.54 0.13% 4 590,664.63 0.13% 2 505,621.91 0.13%
KENTUCKY
6 579,438.02 0.07% 5 524,519.42 0.11% 1 54,918.60 0.01%
LOUISIANA
4 470,916.78 0.06% 3 304,654.24 0.07% 1 166,262.54 0.04%
MAINE
3 317,678.10 0.04% 3 317,678.10 0.07% 0 0.00 0.00%
MARYLAND
147 34,510,245.62 4.11% 99 20,767,806.03 4.50% 48 13,742,439.59 3.63%
MASSACHUSETTS
14 3,497,406.49 0.42% 9 1,961,968.52 0.43% 5 1,535,437.97 0.41%
MICHIGAN
113 12,915,468.70 1.54% 82 8,999,503.68 1.95% 31 3,915,965.02 1.03%
MINNESOTA
76 12,807,017.50 1.52% 65 9,985,256.20 2.16% 11 2,821,761.30 0.74%
MISSISSIPPI
1 28,457.43 0.00% 0 0.00 0.00% 1 28,457.43 0.01%
MISSOURI
40 4,229,093.06 0.50% 24 2,192,065.45 0.47% 16 2,037,027.61 0.54%
MONTANA
4 814,099.97 0.10% 2 309,433.89 0.07% 2 504,666.08 0.13%
NEBRASKA
1 151,946.31 0.02% 1 151,946.31 0.03% 0 0.00 0.00%
NEVADA
86 17,668,887.98 2.10% 58 10,524,490.73 2.28% 28 7,144,397.25 1.89%
NEW HAMPSHIRE
2 635,746.48 0.08% 2 635,746.48 0.14% 0 0.00 0.00%
NEW JERSEY
127 33,960,242.57 4.04% 81 19,350,757.17 4.19% 46 14,609,485.40 3.86%
NEW MEXICO
16 1,912,112.08 0.23% 12 1,528,830.98 0.33% 4 383,281.10 0.10%
NEW YORK
176 53,571,006.07 6.37% 86 23,636,162.61 5.12% 90 29,934,843.46 7.90%
NORTH CAROLINA
18 2,365,578.43 0.28% 14 1,598,821.76 0.35% 4 766,756.67 0.20%
OHIO
64 6,877,171.22 0.82% 42 4,270,985.09 0.93% 22 2,606,186.13 0.69%
OKLAHOMA
8 458,657.75 0.05% 4 214,973.75 0.05% 4 243,684.00 0.06%
OREGON
64 12,126,353.12 1.44% 47 7,887,321.45 1.71% 17 4,239,031.67 1.12%
PENNSYLVANIA
92 11,220,268.87 1.34% 54 6,589,816.20 1.43% 38 4,630,452.67 1.22%
RHODE ISLAND
10 1,597,481.11 0.19% 6 783,946.34 0.17% 4 813,534.77 0.21%
SOUTH CAROLINA
8 1,480,047.83 0.18% 3 274,068.37 0.06% 5 1,205,979.46 0.32%
SOUTH DAKOTA
2 181,658.78 0.02% 0 0.00 0.00% 2 181,658.78 0.05%
TENNESSEE
22 2,225,889.14 0.26% 16 1,508,456.99 0.33% 6 717,432.15 0.19%
TEXAS
46 5,030,455.88 0.60% 27 2,349,982.53 0.51% 19 2,680,473.35 0.71%
UTAH
75 10,687,811.30 1.27% 57 6,938,683.38 1.50% 18 3,749,127.92 0.99%
VIRGINIA
48 9,673,338.68 1.15% 36 6,624,169.82 1.44% 12 3,049,168.86 0.80%
WASHINGTON
98 21,349,023.37 2.54% 73 14,298,784.58 3.10% 25 7,050,238.79 1.86%
WEST VIRGINIA
5 533,601.51 0.06% 5 533,601.51 0.12% 0 0.00 0.00%
WISCONSIN
45 6,019,499.62 0.72% 30 3,813,517.84 0.83% 15 2,205,981.78 0.58%
WYOMING
5 786,761.38 0.09% 4 644,346.82 0.14% 1 142,414.56 0.04%
Total
3,813
840,427,588.04
100.00%
2,470
461,554,222.02
100.00%
1,343
378,873,366.02
100.00%
Geographic Distribution by State
State

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
0
5
10
15
20
25
30
35
CALIFORNIA
ILLINOIS
FLORIDA
ARIZONA
NEW YORK
MARYLAND
NEW JERSEY
WASHINGTON
NEVADA
MINNESOTA
HAWAII
MICHIGAN
OREGON
UTAH
VIRGINIA
PENNSYLVANIA
GEORGIA
CONNECTICUT
OHIO
COLORADO
WISCONSIN
ALASKA
TEXAS
MISSOURI
INDIANA
MASSACHUSETTS
DISTRICT OF
COLUMBIA
NORTH CAROLINA
DELAWARE
NEW MEXICO
TENNESSEE
IDAHO
RHODE ISLAND
WYOMING
NEW HAMPSHIRE
KANSAS
WEST VIRGINIA
KENTUCKY
MAINE
MONTANA
LOUISIANA
SOUTH CAROLINA
OKLAHOMA
IOWA
ARKANSAS
NEBRASKA
%
Collateral Balance Distribution by State
GROUP 1
0
10
20
30
40
50
CALIFORNIA
NEW YORK
FLORIDA
ILLINOIS
ARIZONA
NEW JERSEY
MARYLAND
HAWAII
NEVADA
WASHINGTON
PENNSYLVANIA
OREGON
MICHIGAN
UTAH
CONNECTICUT
DISTRICT OF
COLUMBIA
VIRGINIA
MINNESOTA
TEXAS
OHIO
WISCONSIN
MISSOURI
GEORGIA
MASSACHUSETTS
COLORADO
SOUTH CAROLINA
IDAHO
RHODE ISLAND
NORTH CAROLINA
TENNESSEE
INDIANA
KANSAS
MONTANA
NEW MEXICO
OKLAHOMA
ALASKA
SOUTH DAKOTA
LOUISIANA
WYOMING
IOWA
KENTUCKY
ARKANSAS
MISSISSIPPI
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Nov 27, 2006
DELINQUENCY SUMMARY REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
3,742
821,826,972.71
97.80%
822,105,974.25
69
18,021,745.91
2.14%
18,035,271.41
1
438,968.91
0.05%
439,500.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,812
840,287,687.53
840,580,745.66
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
1
139,900.51
100.00%
139,933.91
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
139,900.51
139,933.91
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
3,743
821,966,873.22
97.80%
822,245,908.16
69
18,021,745.91
2.14%
18,035,271.41
1
438,968.91
0.05%
439,500.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,813
840,427,588.04
100.00%
840,720,679.57
All Groups
Current
30 - 59
days
60 - 89
days
Current 97.8%
30 - 59 days 2.1%
60 - 89 days 0.1%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,430
453,617,615.57
98.31%
453,783,592.38
39
7,796,705.94
1.69%
7,802,071.80
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,469
461,414,321.51
461,585,664.18
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
1
139,900.51
100.00%
139,933.91
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
139,900.51
139,933.91
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,431
453,757,516.08
98.31%
453,923,526.29
39
7,796,705.94
1.69%
7,802,071.80
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,470
461,554,222.02
100.00%
461,725,598.09
Group 1
Current
30 - 59 days
Current 98.3%
30 - 59 days 1.7%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Nov 27, 2006
DELINQUENCY SUMMARY REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,312
368,209,357.14
97.19%
368,322,381.87
30
10,225,039.97
2.70%
10,233,199.61
1
438,968.91
0.12%
439,500.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,343
378,873,366.02
378,995,081.48
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,312
368,209,357.14
97.19%
368,322,381.87
30
10,225,039.97
2.70%
10,233,199.61
1
438,968.91
0.12%
439,500.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,343
378,873,366.02
100.00%
378,995,081.48
Group 2
Current
30 - 59 days
60 - 89 days
Current 97.2%
30 - 59 days 2.7%
60 - 89 days 0.1%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Nov 27, 2006
DELINQUENCY SUMMARY REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
69 18,021,745.91 97.62% 1 438,968.91 2.38% 0 0.00 0.00% 0 0.00 0.00%
70
18,460,714.82
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
69
18,021,745.91
97.62%
1
438,968.91
2.38%
0
0.00
0.00%
0
0.00
0.00%
70
18,460,714.82
100.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
39 7,796,705.94 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
39
7,796,705.94
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
39
7,796,705.94
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
39
7,796,705.94
100.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
30 10,225,039.97 95.88% 1 438,968.91 4.12% 0 0.00 0.00% 0 0.00 0.00%
31
10,664,008.88
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
30
10,225,039.97
95.88%
1
438,968.91
4.12%
0
0.00
0.00%
0
0.00
0.00%
31
10,664,008.88
100.00%
Group 2
42.23
0.00
0.00
0.00
55.39
2.38
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
Group 1
Group 2
0
10
20
30
40
50
60
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
42.23
0.00
0.00
0.00
57.77
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
10
20
30
40
50
60
Group 1
Group 2
0
10
20
30
40
50
60
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Nov 27, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
October 2006
November 2006
Count
Balance ($)
Count
Balance ($)
30 - 59 days
1 373,944.43 69 18,021,745.91
60 - 89 days
0 0.00 1 438,968.91
Bankruptcy
0 0.00 1 139,900.51
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
10
/1
/2
00
6
11
/1
/2
00
6
Balance ($)
30 - 59 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
11
/1
/2
00
6
Balance ($)
60 - 89 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
11
/1
/2
00
6
Balance ($)
Bankruptcy

Distribution Date: Nov 27, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
November 2006
Count
Balance ($)
30 - 59 days
39 7,796,705.94
Bankruptcy
1 139,900.51
Group 1
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
11
/1
/2
00
6
Balance ($)
30 - 59 days
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
11
/1
/2
00
6
Balance ($)
Bankrupcty

Distribution Date: Nov 27, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
October 2006
November 2006
Count
Balance ($)
Count
Balance ($)
30 - 59 days
1 373,944.43 30 10,225,039.97
60 - 89 days
0 0.00 1 438,968.91
Group 2
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
10
/1
/2
00
6
11
/1
/2
00
6
Balance ($)
30 - 59 days
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
11
/1
/2
00
6
Balance ($)
60 - 89 days

Distribution Date: Nov 27, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Group 1
Group 2
Total
Current
13.24%
5,495,196.50
27.31%
10,204,420.97
19.92%
15,699,617.47
Life CPR
9.33% 18.16% 13.44%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10/1/2006 11/1/2006
Group 1
Group 2
Total
Percentage
Current CPR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
10/1/2006 11/1/2006
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10/1/2006 11/1/2006
Group 1
Group 2
Total
Percentage
Current CDR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
10/1/2006 11/1/2006
Group 1
Group 2
Total
Amount ($)

Distribution Date: Nov 27, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Bankruptcy
Count
Balance ($)
%
GROUP 1
1 139,900.51 100.00%
TOTAL:
1
139,900.51
100.00%
GROUP 1
GROUP 1 100.0%
Total:
100.0%
GROUP 1
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
121827844 140,000.00 139,900.51 8.68% 11/01/2006 360
Total:
1
139,900.51
140,000.00

Distribution Date: Nov 27, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Nov 27, 2006
REO LOAN DETAIL REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Nov 27, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
24 5,484,725.00 5,478,286.89 0.00 467,224,987.35
GROUP 2
27 10,062,140.00 10,055,384.19 0.00 389,198,639.80
TOTAL:
51
15,546,865.00
15,533,671.08
0.00
1.17%
98.83%
1
2.58%
97.42%
2
Prepayment Liquidation Beginning Balance
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121820450 293,400.00 293,254.19 293,180.51 0.00 0.00 0.00 Voluntary PIF
10/31/2006
73.68 8.500%
9,972.51
121825384 52,000.00 51,945.86 51,918.48 0.00 0.00 0.00 Voluntary PIF
10/31/2006
27.38 9.250%
0.00
121825814 180,000.00 179,890.38 179,835.04 0.00 0.00 0.00 Voluntary PIF
10/31/2006
55.34 7.800%
0.00
121827588 427,500.00 427,239.68 427,108.25 0.00 0.00 0.00 Voluntary PIF
10/31/2006
131.43 7.800%
0.00
121828875 306,000.00 305,998.00 305,998.00 0.00 0.00 0.00 Voluntary PIF
10/31/2006
0.00 6.750%
8,262.00
121831879 325,000.00 324,845.44 324,767.32 0.00 0.00 0.00 Voluntary PIF
10/31/2006
78.12 8.650%
11,241.67
121832992 164,500.00 164,378.70 164,337.69 0.00 0.00 0.00 Voluntary PIF
10/31/2006
41.01 8.550%
5,620.71
121833701 416,000.00 415,760.18 415,639.07 0.00 0.00 0.00 Voluntary PIF
10/31/2006
121.11 7.990%
0.00
121835771 232,000.00 231,681.24 231,520.28 0.00 0.00 0.00 Voluntary PIF
10/31/2006
160.96 7.900%
0.00
121837918 147,900.00 147,480.18 147,267.79 0.00 0.00 0.00 Voluntary PIF
10/31/2006
212.39 9.450%
0.00
121845077 510,000.00 509,705.98 509,557.50 0.00 0.00 0.00 Voluntary PIF
10/31/2006
148.48 7.990%
16,293.75
121847412 35,100.00 35,069.42 35,053.96 0.00 0.00 0.00 Voluntary PIF
10/31/2006
15.46 10.100%
701.39
121847818 200,000.00 199,683.89 199,524.41 0.00 0.00 0.00 Voluntary PIF
10/31/2006
159.48 7.200%
0.00
121851901 290,000.00 290,000.00 290,000.00 0.00 0.00 0.00 Voluntary PIF
10/31/2006
0.00 8.700%
0.00
121853865 265,500.00 265,245.92 265,117.35 0.00 0.00 0.00 Voluntary PIF
10/31/2006
128.57 9.650%
0.00
121854269 97,125.00 97,013.97 96,957.85 0.00 0.00 0.00 Voluntary PIF
11/14/2006
56.12 8.800%
0.00
121857064 268,000.00 267,684.03 267,524.34 0.00 0.00 0.00 Voluntary PIF
10/31/2006
159.69 8.650%
0.00
121857940 45,700.00 45,563.87 45,542.93 0.00 0.00 0.00 Voluntary PIF
11/13/2006
20.94 10.100%
1,844.23
121859623 110,400.00 110,341.40 110,311.80 0.00 0.00 0.00 Voluntary PIF
10/31/2006
29.60 8.275%
0.00
121860316 252,000.00 251,897.41 251,845.53 0.00 0.00 0.00 Voluntary PIF
10/31/2006
51.88 9.175%
0.00
121862825 300,000.00 299,814.68 299,721.12 0.00 0.00 0.00 Voluntary PIF
10/31/2006
93.56 7.750%
0.00
121865596 280,000.00 279,834.32 279,750.66 0.00 0.00 0.00 Voluntary PIF
10/31/2006
83.66 7.900%
8,841.46
121867014 45,000.00 44,974.41 44,961.42 0.00 0.00 0.00 Voluntary PIF
10/31/2006
12.99 12.050%
0.00

Distribution Date: Nov 27, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121871156 241,600.00 240,990.46 240,845.59 0.00 0.00 0.00 Voluntary PIF
10/31/2006
144.87 8.700%
8,401.57
Total:
24
5,484,725.00
5,480,293.61
2,006.72
5,478,286.89
0.00
0.00
0.00
71,179.29
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121819668 382,000.00 381,659.87 381,487.68 0.00 0.00 0.00 Voluntary PIF
10/31/2006
172.19 9.990%
0.00
121828057 441,000.00 440,515.41 440,270.38 0.00 0.00 0.00 Voluntary PIF
10/31/2006
245.03 8.990%
0.00
121828453 272,000.00 271,874.86 271,811.61 0.00 0.00 0.00 Voluntary PIF
10/31/2006
63.25 8.763%
0.00
121828800 544,000.00 543,766.02 543,647.71 0.00 0.00 0.00 Voluntary PIF
10/31/2006
118.31 8.990%
19,557.00
121829220 742,500.00 742,041.33 741,809.77 0.00 0.00 0.00 Voluntary PIF
11/13/2006
231.56 7.750%
0.00
121835623 730,000.00 729,713.13 729,713.13 0.00 0.00 0.00 Voluntary PIF
11/13/2006
0.00 9.375%
0.00
121836316 508,000.00 508,000.00 508,000.00 0.00 0.00 0.00 Voluntary PIF
11/13/2006
0.00 7.125%
14,478.00
121836514 544,500.00 544,500.00 544,500.00 0.00 0.00 0.00 Voluntary PIF
10/31/2006
0.00 9.050%
0.00
121844625 606,607.00 606,607.00 606,607.00 0.00 0.00 0.00 Voluntary PIF
10/31/2006
0.00 9.990%
0.00
121845440 446,250.00 445,456.54 445,056.53 0.00 0.00 0.00 Voluntary PIF
10/31/2006
400.01 6.600%
11,767.94
121852255 555,283.00 555,283.00 555,283.00 0.00 0.00 0.00 Voluntary PIF
10/31/2006
0.00 8.050%
0.00
121853857 265,500.00 265,250.73 265,124.57 0.00 0.00 0.00 Voluntary PIF
10/31/2006
126.16 9.740%
0.00
121857163 76,600.00 76,540.48 76,510.32 0.00 0.00 0.00 Voluntary PIF
10/31/2006
30.16 10.625%
0.00
121857288 264,000.00 264,000.00 264,000.00 0.00 0.00 0.00 Voluntary PIF
10/31/2006
0.00 8.650%
0.00
121859995 172,000.00 171,939.50 171,908.88 0.00 0.00 0.00 Voluntary PIF
10/31/2006
30.62 9.663%
0.00
121860639 182,400.00 182,244.70 182,166.06 0.00 0.00 0.00 Voluntary PIF
10/31/2006
78.64 10.200%
0.00
121864243 261,600.00 261,268.13 261,100.71 0.00 0.00 0.00 Voluntary PIF
10/31/2006
167.42 8.300%
2,614.34
121864847 480,000.00 480,000.00 480,000.00 0.00 0.00 0.00 Voluntary PIF
10/31/2006
0.00 7.650%
0.00
121864854 120,000.00 119,901.06 119,850.95 0.00 0.00 0.00 Voluntary PIF
10/31/2006
50.11 10.350%
0.00
121865778 238,000.00 237,847.13 237,769.60 0.00 0.00 0.00 Voluntary PIF
10/31/2006
77.53 11.500%
0.00
121866164 535,120.00 535,120.00 535,120.00 0.00 0.00 0.00 Voluntary PIF
10/31/2006
0.00 8.700%
0.00
121866172 133,780.00 133,670.89 133,615.62 0.00 0.00 0.00 Voluntary PIF
10/31/2006
55.27 10.400%
0.00
121868103 640,000.00 640,000.00 640,000.00 0.00 0.00 0.00 Repurchase
11/10/2006
0.00 7.550%
0.00
121868111 160,000.00 159,897.23 159,845.11 0.00 0.00 0.00 Repurchase
11/10/2006
52.12 11.500%
0.00
121868814 441,000.00 440,470.75 440,470.75 0.00 0.00 0.00 Voluntary PIF
11/14/2006
0.00 8.900%
15,699.60
121869804 180,000.00 179,915.18 179,886.43 0.00 0.00 0.00 Voluntary PIF
11/13/2006
28.75 10.050%
0.00
121870836 140,000.00 139,871.70 139,828.38 0.00 0.00 0.00 Voluntary PIF
10/31/2006
43.32 7.800%
4,364.67
Total:
27
10,062,140.00
10,057,354.64
1,970.45
10,055,384.19
0.00
0.00
0.00
68,481.55

Distribution Date: Nov 27, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Nov 27, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #